Capital Stock (Details) - Schedule of Issued Weighted Average Assumptions - Debt Securities [Member]	12 Months Ended
Sep. 30, 2024 $ / shares
Capital Stock (Details) - Schedule of Issued Weighted Average Assumptions [Line Items]
Fair value of the underlying share (in Dollars per share)	$ 4.74
Exercise price (in Dollars per share)
Risk-free interest rate	3.23%
Expected volatility	60.00%
Expected life	7
Dividend yield	0.00%